Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Financial Services Portfolio	Apr. 29, 2023
VIP Financial Services Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(8.37%)
Past 5 years	6.77%
Past 10 years	11.01%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXZ92
Average Annual Return:
Past 1 year	(11.18%)
Past 5 years	6.17%
Past 10 years	11.70%